This is filed pursuant to Rule 497(e).
File Nos.:

002-70427 and 811-03131
033-76598 and 811-08426
033-49530 and 811-06730
002-29901 and 811-01716

[LOGO]
ALLIANCEBERNSTEIN
  Investments


                                                  ALLIANCEBERNSTEIN GROWTH FUNDS
                                        -AllianceBernstein Large Cap Growth Fund
                                  -AllianceBernstein Global Thematic Growth Fund
                                    -AllianceBernstein International Growth Fund
                                                ALLIANCEBERNSTEIN CAP FUND, INC.
                            -AllianceBernstein U.S. Strategic Research Portfolio
--------------------------------------------------------------------------------

Supplement dated July 1, 2010 to the Summary Prospectuses and Prospectuses dated November 2, 2009 offering Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein Global Thematic Growth Fund, Inc. and AllianceBernstein International Growth Fund, Inc.; and the Summary Prospectus and Prospectus dated December 23, 2009 of AllianceBernstein Cap Fund, Inc. offering Class A, Class C and Advisor Class shares of AllianceBernstein U.S. Strategic Research Portfolio. Each of the Funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds".

                                   * * * * *

AllianceBernstein Large Cap Growth Fund
---------------------------------------
Effective on or about June 30, 2010, James G. Reilly and Michael J. Reilly will no longer be members of the U.S. Large Cap Growth Investment Team, which is responsible for the management of, and investment decisions for, the Fund. Joseph R. Elegante, Jason P. Ley and David F. Randell will join P. Scott Wallace as the persons with the most significant responsibility for the day-to-day management of the Fund's portfolio. Mr. Elegante is a Senior Vice President of the Adviser, with which he has been associated since prior to 2005; Mr. Ley is a Senior Vice President of the Adviser, with which he has been associated since prior to 2005; and Mr. Randell is a Senior Vice President of the Adviser, with which he has been associated since 2007. Prior to 2007, Mr. Randell was associated with GTCR Golder Rauner LLC, a private equity firm since prior to 2005.

AllianceBernstein U.S. Strategic Research Portfolio
---------------------------------------------------
AllianceBernstein Global Thematic Growth Fund
---------------------------------------------------
The Strategic Research Portfolio Oversight Group and the Global Thematic Growth Portfolio Oversight Group (the "Groups") are the management teams currently responsible for the management of, and investment decisions for, the AllianceBernstein U.S. Strategic Research Portfolio and AllianceBernstein Global Thematic Growth Fund, respectively. Effective on or about June 30, 2010, Andrew Reiss is no longer a member of the Groups, and effective on or about July 23, 2010, Robert W. Scheetz will no longer be a member of the Groups.

AllianceBernstein International Growth Fund
-------------------------------------------
Effective on or about July 23, 2010, Robert W. Scheetz will no longer be a member of the International Growth Portfolio Oversight Group, which is the management team currently responsible for the management of, and investment decisions for, the Fund.

                                   * * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectuses for future reference.

------------------

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.